Retirement Benefit Schemes - Additional Information (Details) £ in Millions, $ in Millions, $ in Billions			12 Months Ended
	Oct. 07, 2021 GBP (£)	May 19, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 GBP (£)	Jul. 31, 2023 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of principal schemes to total defined benefit schemes			90.00%	90.00%
Percentage of defined benefit net costs charged to the adjusted profit			70.00%	70.00%
Description of basis of valuation of assets available for benefits			It is Group policy that all schemes are formally valued at least every three years.	It is Group policy that all schemes are formally valued at least every three years.
Surplus (deficit) in plan			£ (321)		£ (810)
Surplus			£ 732		353
Description of basis of valuation of defined benefit pension schemes			For unfunded pension schemes in the U.S. and UK, 38% of the liabilities reported at year-end are expected to be settled by the Group within 10 years, 28% between 10 and 20 years, 19% between 20 and 30 years, and 15% thereafter.	For unfunded pension schemes in the U.S. and UK, 38% of the liabilities reported at year-end are expected to be settled by the Group within 10 years, 28% between 10 and 20 years, 19% between 20 and 30 years, and 15% thereafter.
Description of basis of valuation of defined benefit healthcare schemes			For unfunded healthcare schemes in the U.S. and Canada, 63% of the liabilities reported at year-end are expected to be settled by the Group within 10 years, 27% between 10 and 20 years, 8% between 20 and 30 years, and 2% thereafter.	For unfunded healthcare schemes in the U.S. and Canada, 63% of the liabilities reported at year-end are expected to be settled by the Group within 10 years, 27% between 10 and 20 years, 8% between 20 and 30 years, and 2% thereafter.
Employee benefit costs, in respect of settlements, past service costs and defined contribution costs reported as part of restructuring costs			£ 23		10
Current service costs			£ 15		£ 16
Percentage of scheme liabilities relate to guaranteed benefits			95.00%		95.00%		95.00%
United States
Disclosure Of Defined Benefit Plans [Line Items]
Gain (loss) on settlement of plan assets and liabilities	£ 35
General inflation (%)			2.50%		2.50%		2.50%
Rate of increase in salaries (%)			3.40%		3.40%		3.40%
Discount rate (%)			3.00%		2.60%		3.00%
United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)			3.40%		3.00%		3.40%
Rate of increase in salaries (%)			0.00%		0.00%		0.00%
Discount rate (%)			1.80%		1.40%		1.80%
Germany
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)			1.80%		1.50%		1.80%
Rate of increase in salaries (%)			2.50%		2.50%		2.50%
Discount rate (%)			1.30%		0.90%		1.30%
Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)			2.00%		2.00%		2.00%
Rate of increase in salaries (%)			1.40%		2.10%		1.40%
Discount rate (%)			1.00%		0.50%		1.00%
Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)			2.00%		2.00%		2.00%
Rate of increase in salaries (%)			2.50%		3.00%		2.50%
Discount rate (%)			2.80%		2.30%		2.80%
All Other Countries | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)			8.00%		9.00%		8.00%
Discount rate (%)			11.00%		12.00%		11.00%
All Other Countries | Bottom of Range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)			0.00%		0.00%		0.00%
Discount rate (%)			0.00%		0.00%		0.00%
Funded Defined Benefit Plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan			£ 716		£ 337
Company contributions to pension schemes, 2022			83
Funded Defined Benefit | Funded Defined Benefit Plans
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions			74
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan			214		(185)
Surplus			785		433
Pension Schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions			0
Surplus			£ 370		£ 132
Percentage of funding status remaining fully funded long-term			90.00%	90.00%
Percentage of unfunded benefit schemes			32.00%	32.00%	32.00%
Pension Schemes | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Surplus			£ 288		£ 381
Percentage of return-seeking assets scheme			25.00%	25.00%
Percentage of risk-reducing assets scheme			75.00%	75.00%
Ultimate target to invest in risk reducing asset			100.00%	100.00%
Percentage of unfunded benefit schemes			57.00%	57.00%	54.00%
Pension Schemes | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Surplus			£ (17)		£ (117)
Company contributions to pension schemes, 2023			33
Company contributions to pension schemes. 2024			33
Company contributions to pension schemes, 2025			33
Company contributions to pension schemes, 2026			33
Pension Schemes | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2023			11
Company contributions to pension schemes. 2024			11
Company contributions to pension schemes, 2025			11
Company contributions to pension schemes, 2026			11
Pension Schemes | Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
Surplus			77		20
Pension Schemes | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Surplus			18		2
Pension Schemes | Funded Defined Benefit Plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan			769		417
Surplus			785		433
Pension Schemes | Funded Defined Benefit Plans | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2022			37
Pension Schemes | Funded Defined Benefit Plans | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2022			11
Pension Schemes | Solvency Liabilities Basis | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Surplus of contributions					7
Pension Schemes | Schemes in Surplus Only | Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
Surplus			77		26
Pension Schemes | Schemes in Surplus Only | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Surplus			£ 27		19
Imasco Pension Fund Society Plan
Disclosure Of Defined Benefit Plans [Line Items]
Assets invested in risk-reducing assets			100.00%				100.00%
Imasco Pension Fund Society Plan | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan ,Transfer of Assets			£ 451	$ 766
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan			(535)		(625)
Surplus			(53)		£ (80)
Increase of actuarial assumption			33
Decrease of actuarial assumption			£ 25
Healthcare Schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of unfunded benefit schemes			85.00%	85.00%	85.00%
General inflation (%)			7.00%		6.00%		7.00%
Healthcare Schemes | Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)			5.00%				5.00%
Healthcare Schemes | Funded Defined Benefit Plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan			£ (53)		£ (80)
British American Tobacco UK Pension Fund [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset			293		389
British American Tobacco UK Pension Fund [Member] | Funded Defined Benefit Plans | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan			139
Defined Benefit Plan, Expected Future Benefit Payment, Year two						£ 18
Company contributions			0
Company contributions to pension schemes, 2022			£ 18
Net defined benefit liability (asset)					£ 21			£ 30
Buy-in contract | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of scheme liabilities represented by buy-in contracts			91.00%		83.00%		91.00%
Defined benefit plan ,Transfer of Assets		£ 383
Proportion of scheme assets represented by buy-in contracts			84.00%		75.00%		84.00%
Reynolds american funded retirement plan (PEP and Affiliates) | United States
Disclosure Of Defined Benefit Plans [Line Items]
Retirement plan liabilities			£ 1,400				$ 1.9
Surplus (deficit) in plan			463		£ 232
Gain (loss) on settlement of plan assets and liabilities			£ 35